JPMorgan Insurance Trust U.S. Equity Portfolio
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Aerospace & Defense — 1.9%
Howmet Aerospace, Inc.	7	202
Northrop Grumman Corp.	3	1,474
Raytheon Technologies Corp.	5	381
Textron, Inc.	2	128
		2,185
Air Freight & Logistics — 0.3%
FedEx Corp.	1	115
United Parcel Service, Inc., Class B	1	222
		337
Automobiles — 2.1%
General Motors Co.	3	101
Rivian Automotive, Inc., Class A *	1	40
Tesla, Inc. *	9	2,263
		2,404
Banks — 4.9%
Bank of America Corp.	5	157
Fifth Third Bancorp	8	260
SVB Financial Group *	1	180
Truist Financial Corp.	52	2,264
US Bancorp	15	596
Wells Fargo & Co.	55	2,215
		5,672
Beverages — 2.1%
Coca-Cola Co. (The)	36	1,983
Constellation Brands, Inc., Class A	1	232
Monster Beverage Corp. *	3	274
		2,489
Biotechnology — 6.2%
AbbVie, Inc.	27	3,586
Biogen, Inc. *	1	210
BioMarin Pharmaceutical, Inc. *	2	122
Neurocrine Biosciences, Inc. *	1	127
Regeneron Pharmaceuticals, Inc. *	3	1,974
Sarepta Therapeutics, Inc. *	1	143
Vertex Pharmaceuticals, Inc. *	3	956
		7,118
Building Products — 1.3%
Trane Technologies plc	10	1,463
Capital Markets — 4.0%
Ameriprise Financial, Inc.	4	932
Charles Schwab Corp. (The)	5	375
Morgan Stanley	22	1,763

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Raymond James Financial, Inc.	2	179
S&P Global, Inc.	5	1,374
		4,623
Chemicals — 2.1%
DuPont de Nemours, Inc.	1	49
Eastman Chemical Co.	11	789
Linde plc (United Kingdom)	2	374
PPG Industries, Inc.	11	1,243
		2,455
Construction Materials — 0.7%
Vulcan Materials Co.	5	860
Consumer Finance — 0.3%
American Express Co.	2	312
Containers & Packaging — 0.0% ^
Ball Corp.	—	14
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	40	1,506
Electric Utilities — 4.0%
Exelon Corp.	7	259
NextEra Energy, Inc.	38	2,964
Xcel Energy, Inc.	21	1,395
		4,618
Electrical Equipment — 2.2%
Eaton Corp. plc	19	2,494
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	2	252
Energy Equipment & Services — 1.2%
Baker Hughes Co.	69	1,442
Entertainment — 0.4%
Endeavor Group Holdings, Inc., Class A *	10	202
Netflix, Inc. *	1	212
		414
Equity Real Estate Investment Trusts (REITs) — 2.7%
Host Hotels & Resorts, Inc.	6	97
Prologis, Inc.	26	2,618
Sun Communities, Inc.	2	245
Ventas, Inc.	3	117
		3,077
Health Care Equipment & Supplies — 2.8%
Boston Scientific Corp. *	54	2,089

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Equipment & Supplies — continued
Intuitive Surgical, Inc. *	5	986
Zimmer Biomet Holdings, Inc.	2	184
		3,259
Health Care Providers & Services — 3.9%
Centene Corp. *	14	1,126
UnitedHealth Group, Inc.	7	3,433
		4,559
Hotels, Restaurants & Leisure — 3.6%
Booking Holdings, Inc. *	—	222
Chipotle Mexican Grill, Inc. *	—	276
Expedia Group, Inc. *	1	59
Hilton Worldwide Holdings, Inc.	—	21
Marriott International, Inc., Class A	4	571
McDonald's Corp.	13	2,990
		4,139
Household Products — 0.4%
Colgate-Palmolive Co.	2	136
Procter & Gamble Co. (The)	2	293
		429
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	2	314
Insurance — 1.0%
Globe Life, Inc.	1	121
Progressive Corp. (The)	9	1,035
		1,156
Interactive Media & Services — 6.1%
Alphabet, Inc., Class A *	52	5,009
Alphabet, Inc., Class C *	12	1,127
Meta Platforms, Inc., Class A *	6	743
Snap, Inc., Class A *	15	150
		7,029
Internet & Direct Marketing Retail — 4.1%
Amazon.com, Inc. *	42	4,792
IT Services — 2.9%
Affirm Holdings, Inc. *	7	125
FleetCor Technologies, Inc. *	1	184
Mastercard, Inc., Class A	10	2,999
		3,308
Life Sciences Tools & Services — 0.6%
Thermo Fisher Scientific, Inc.	1	650
Machinery — 2.1%
Deere & Co.	6	2,036

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Machinery — continued
Dover Corp.	2	183
Ingersoll Rand, Inc.	5	219
		2,438
Media — 0.3%
Charter Communications, Inc., Class A *	1	243
Comcast Corp., Class A	4	122
		365
Multiline Retail — 1.2%
Dollar General Corp.	6	1,428
Multi-Utilities — 0.4%
Ameren Corp.	4	319
CenterPoint Energy, Inc.	4	120
		439
Oil, Gas & Consumable Fuels — 2.7%
ConocoPhillips	3	314
Diamondback Energy, Inc.	1	135
EOG Resources, Inc.	2	180
Exxon Mobil Corp.	7	643
Kinder Morgan, Inc.	12	199
Pioneer Natural Resources Co.	8	1,643
		3,114
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	1	180
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	36	2,536
Eli Lilly & Co.	1	376
Johnson & Johnson	2	269
Merck & Co., Inc.	1	107
		3,288
Professional Services — 0.9%
Booz Allen Hamilton Holding Corp.	1	93
Leidos Holdings, Inc.	11	980
		1,073
Road & Rail — 2.6%
Norfolk Southern Corp.	10	2,039
Uber Technologies, Inc. *	35	946
		2,985
Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices, Inc. *	23	1,435
Analog Devices, Inc.	3	425
ASML Holding NV (Registered), NYRS (Netherlands)	1	385
Lam Research Corp.	1	302
NVIDIA Corp.	2	271

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
NXP Semiconductors NV (China)	20	3,010
Teradyne, Inc.	12	921
		6,749
Software — 8.4%
Adobe, Inc. *	—	53
Coupa Software, Inc. *	2	105
DocuSign, Inc. *	1	77
Intuit, Inc.	1	274
Microsoft Corp.	39	8,984
Workday, Inc., Class A *	1	178
		9,671
Specialty Retail — 2.3%
Best Buy Co., Inc.	—	10
Burlington Stores, Inc. *	2	218
Lowe's Cos., Inc.	7	1,377
O'Reilly Automotive, Inc. *	2	989
TJX Cos., Inc. (The)	—	22
		2,616
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	42	5,876
Seagate Technology Holdings plc	4	210
		6,086
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	9	719
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. *	3	370
Total Common Stocks (Cost $82,272)		114,891
Short-Term Investments — 0.8%
Investment Companies — 0.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (a) (b) (Cost $950)	950	950
Total Investments — 100.2% (Cost $83,222)		115,841
Liabilities in Excess of Other Assets — (0.2)%		(277)
NET ASSETS — 100.0%		115,564

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
Abbreviations
NYRS	New York Registry Shares

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	12/16/2022	USD	180	(18)

Abbreviations
USD	United States Dollar

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$115,841	$—	$—	$115,841
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(18)	$—	$—	$(18)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below

JPMorgan Insurance Trust U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	$409	$3,435	$3,844	$—	$—	$—	—	$—(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.70% (a) (b)	1,333	23,488	23,871	—	—	950	950	18	—
Total	$1,742	$26,923	$27,715	$—	$—	$950		$18	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.
(c)	Amount rounds to less than one thousand.